Geographical Revenues and Income Before Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Information [Line Items]
Total Revenues	¥ 1,341,651		¥ 1,055,764		¥ 964,779
Income before Income Taxes	283,726	[1]	172,572	[1]	127,515	[1]
Operating Segment
Segment Reporting Information [Line Items]
Total Revenues	1,332,919		1,039,135		947,635
Operating Segment | Japan
Segment Reporting Information [Line Items]
Total Revenues	923,242		843,625		768,955
Income before Income Taxes	208,829	[1]	116,235	[1]	74,966	[1]
Operating Segment | Americas
Segment Reporting Information [Line Items]
Total Revenues	149,610	[2]	130,561	[2]	130,717	[2]
Income before Income Taxes	42,901	[1],[2]	27,458	[1],[2]	26,894	[1],[2]
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Total Revenues	295,406	[3],[4]	102,277	[3]	95,360	[3]
Income before Income Taxes	44,178	[1],[3],[4]	28,700	[1],[3]	27,430	[1],[3]
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total Revenues	(26,607)		(20,699)		(30,253)
Income before Income Taxes	¥ (12,182)	[1]	¥ 179	[1]	¥ (1,775)	[1]

[1]	Results of discontinued operations before applicable tax effect are included in each amount attributed to each geographic area.
[2]	Mainly United States
[3]	Mainly Asia, Europe, Australasia and Middle East
[4]	Robeco, one of the Company's subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, "Other" locations include the total revenues and the income before income taxes of Robeco, respectively, for the fiscal year ended March 31, 2014. The revenues of Robeco aggregated on a legal entity basis were ¥58,997 million in America and ¥52,030 million in other for the fiscal year ended March 31, 2014.